14 Contract assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract Assets	R$ 7,969,164	[1]	R$ 7,617,714	R$ 7,407,948	R$ 10,387,715
Transfers of works to intangible assets	(3,688,414)	[2]	(3,328,317)	(6,168,710)
Additions	3,984,158	[3]	3,532,283	R$ 3,188,943
Right of use of leased assets	589,130		640,415
Leases [IAS17] [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Right of use of leased assets	276,893		R$ 276,893
Sao Bernardo do Campo [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract Assets	496,000
Additions	228,000
Sao paulo [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract Assets	3,727,000
Transfers of works to intangible assets	1,414,000
Additions	1,676,000
Praia Grande [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract Assets	527,000
Transfers of works to intangible assets	115,000
Additions	284,000
Guarulhos [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Transfers of works to intangible assets	173,000
Cotia [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Transfers of works to intangible assets	R$ 117,000

[1]	The largest works are located in the municipalities of Sao Paulo, Praia Grande and Sao Bernardo do Campo, in the amounts of R$ 3,727 million, R$ 527 million and R$ 496 million, respectively.
[2]	The largest transfers of the period are located in the municipalities of Sao Paulo, Guarulhos, Cotia and Praia Grande, in the amounts of R$ 1,414 million, R$ 173 million, R$ 117 million and R$ 115 million, respectively.
[3]	The largest additions of the period are located in the municipalities of Sao Paulo, Praia Grande and Sao Bernardo do Campo, in the amounts of R$ 1,676 million, R$ 284 million and R$ 228 million, respectively.